Inventories, Net (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventory reserve		$ 77,338
Change in inventory reserve	(750,145)	$ 77,338
Inventory reserve	$ 475,935		$ 1,158,551